Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-2 Owner Trust

Collection Period: April 1, 2016 through April 30, 2016

Deal Age	12	Record Date: 05/13/2016
Actual/360 Days	32	Determination Date: 05/16/2016
30/360 Days	30	Payment Date: 05/23/2016

ORIGINAL DEAL PARAMETERS

	Dollar Amount	Number of Receivables
Total Portfolio Balance	$1,390,820,584.24	80,385

	Accrual Basis	Dollar Amount	% of Pool	Interest Rate	Final Scheduled Maturity Date
Class A-1 Notes	Actual/360	$356,050,000.00	25.60%	0.310%	May 23, 2016
Class A-2 Notes	30/360	$376,000,000.00	27.03%	0.690%	August 21, 2017
Class A-3 Notes	30/360	$458,000,000.00	32.93%	1.040%	February 21, 2019
Class A-4 Notes	30/360	$166,000,000.00	11.94%	1.470%	August 23, 2021
Certificates	30/360	$34,770,584.24	2.50%	0.000%
Total Securities Balance		$1,390,820,584.24
Total Note Balance		$1,356,050,000.00

Reserve Account Initial Deposit		$3,477,051.46
Yield Supplement Account Deposit		$63,212,087.15

COLLECTIONS

Interest Collections
Simple Interest Collections	$1,618,073.57
Repurchased Receivables Related to Interest	$0.00
Interest Advance for simple Interest - Net *	$(2,595.72)
Total Interest Collections	$1,615,477.85
* Advances are reimbursed (including non-recoverable advances of $7,880.48):
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances).

Principal Collections
Principal Collections	$29,373,207.07
Prepayments in Full	$11,789,400.99
Liquidation Proceeds	$203,159.27
Repurchased Receivables Related to Principal	$0.00
Recoveries from Prior Month Charge Offs	$79,785.84
Total Principal Collections	$41,445,553.17

Total Interest and Principal Collections	$43,061,031.02
Yield Supplement Deposit	$2,239,291.39
Collection Account Investment Earnings	$0.00

Total Available Amount	$45,300,322.41

DISTRIBUTIONS

Note Percentage 100.00%
Certificate Percentage 0.00%	Amount Due	Amount Paid	Shortfall
Total Servicing Fee 1.00%	$757,819.71	$757,819.71	$0.00
Trustee Fees	$0.00	$0.00	$0.00

Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2 Notes	$144,102.51	$144,102.51	$0.00
Interest - Class A-3 Notes	$396,933.33	$396,933.33	$0.00
Interest - Class A-4 Notes	$203,350.00	$203,350.00	$0.00
Total Monthly Interest	$744,385.84	$744,385.84	$0.00

Principal - Class A-1 Notes	$0.00	$0.00	$0.00
Principal - Class A-2 Notes	$41,583,359.81	$41,583,359.81	$0.00
Principal - Class A-3 Notes	$0.00	$0.00	$0.00
Principal - Class A-4 Notes	$0.00	$0.00	$0.00
Total Monthly Principal	$41,583,359.81	$41,583,359.81	$0.00

Interest - Certificates	$0.00	$0.00	$0.00
Principal - Certificates	$0.00	$0.00	$0.00

	Available to Deposit	Reserve Deposit	Reserve Draw	Excess Released	Released to Seller
Reserve Account Deposit	$2,214,757.05	$0.00	$0.00	$0.00	$2,214,757.05

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-2 Owner Trust

Collection Period: April 1, 2016 through April 30, 2016

Deal Age	12	Record Date: 05/13/2016
Actual/360 Days	32	Determination Date: 05/16/2016
30/360 Days	30	Payment Date: 05/23/2016

DISTRIBUTIONS

Noteholder/Certificateholder Distributions (Per $1000 of Original Principal Amount)	Fee	Interest	Interest Shortfall	Principal	Principal Shortfall	Amount Distributed
Servicing Fee	$0.54					$757,819.71
Trustee Fees						$0.00

Class A-1 Notes		$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes		$0.38	$0.00	$110.59	$0.00	$41,727,462.32
Class A-3 Notes		$0.87	$0.00	$0.00	$0.00	$396,933.33
Class A-4 Notes		$1.23	$0.00	$0.00	$0.00	$203,350.00
Certificates		$0.00	$0.00	$0.00	$0.00	$0.00

POOL DATA

	Proceeding Month
	Carryover Shortfall		Beginning of Period		End of Period
	Interest	Principal	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	$0.00	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	$0.00	$250,613,062.00	0.6665241	$209,029,702.19	0.5559301
Class A-3 Notes	$0.00	$0.00	$458,000,000.00	1.0000000	$458,000,000.00	1.0000000
Class A-4 Notes	$0.00	$0.00	$166,000,000.00	1.0000000	$166,000,000.00	1.0000000
Certificates	$0.00	$0.00	$34,770,584.24	1.0000000	$34,770,584.24	1.0000000
Total Securities			$909,383,646.24	0.6538468	$867,800,286.43	0.6239484
Total Notes			$874,613,062.00	0.6449711	$833,029,702.19	0.6143060

Portfolio Information	Original	Prior Month	Current Month
Weighted Average Coupon (WAC)	2.12%	2.10%	2.11%
Weighted Average Remaining Maturity (WAM)	46.28	36.75	35.91
Weighted Average Original Maturity (WAOM)	59.67
Remaining Number of Receivables	80,385	69,306	67,808
Portfolio Receivable Balance	$1,390,820,584.24	$909,383,646.24	$867,800,286.43

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Account Activity	Amount
Gross Principal Balance on Liquidated Receivables	$420,751.75
Liquidation Proceeds	$203,159.27
Recoveries on Previously Defaulted Contracts	$79,785.84
Aggregate New Losses for Collection Period	$137,806.64
Net Loss Rate for Collection Period’s Average Balance (annualized)	0.19%
Cumulative New Losses for all Periods	$1,705,546.95

Delinquent Receivables	# Units	% Unit	Dollar Amount	% Dollar
31-60 Days Delinquent	886	1.31%	$13,447,392.99	1.55%
61-90 Days Delinquent	168	0.25%	$2,776,879.03	0.32%
91-120 Days Delinquent	39	0.06%	$663,250.45	0.08%
121 Days or More Delinquent	0	0.00%	$0.00	0.00%

Repossession Activity	# Units	% Unit	Dollar Amount	% Dollar
Vehicles Repossessed During Collection Period	14	0.02%	$209,178.12	0.02%
Total Accumulated Repossessed Vehicles in Inventory	25	0.04%	$367,742.47	0.04%

Net Loss and Delinquency Ratios
Ratio of Net Losses to the Pool Balance as of Each Collection Period
Third Preceding Collection Period	0.27%
Second Preceding Collection Period	0.35%
Preceding Collection Period	0.22%
Current Collection Period	0.19%
Four Month Average	0.26%
Ratio of Number of Contracts Delinquent 61 Days or More to the Outstanding Number of Receivables (includes repossessions in inventory)
Second Preceding Collection Period	0.32%
Preceding Collection Period	0.31%
Current Collection Period	0.34%
Three Month Average	0.32%

LOSS AND CUMULATIVE LOSS INFORMATION

	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	21	402,293.46	184	3,526,709.22
Liquidation Proceeds and Recoveries on Defaulted Receivables	43	262,836.55	158	1,813,079.93
Net Loss Amount	21	139,456.91	184	1,713,629.29
Net Loss % of Average Portfolio Balance (Annualized)		0.19%
Cumulative Net Loss % of Initial Balance				0.12%
Average Net Loss of Assets Experiencing a Loss				9,313.20

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-2 Owner Trust

Collection Period: April 1, 2016 through April 30, 2016

Deal Age	12	Record Date: 05/13/2016
Actual/360 Days	32	Determination Date: 05/16/2016
30/360 Days	30	Payment Date: 05/23/2016

CREDIT ENHANCEMENT

Reconciliation of Reserve Account		Reconciliation of Yield Supplement Account
Beginning Reserve Account Balance	$3,477,051.46	Beginning Yield Supplement Account Balance	$32,529,627.42
Investment Earnings	$1,031.36	Investment Earnings	$10,105.68
Excess Interest Deposited into the Reserve Account	$0.00	Additional Yield Supplement Amounts	$0.00
Investment Withdrawal to Seller	$(1,031.36)	Yield Supplement Deposit Amount	$2,239,291.39
Release of Reserve to Collection Account	$0.00	Investment Earnings Withdraw	$0.00
Release of Reserve to Seller	$0.00	Release of Yield Supplement Account Balance to Seller	$0.00
Ending Reserve Account Balance	$3,477,051.46	Ending Yield Supplement Account Balance	$30,300,441.71

Reserve Account Required Amount	$3,477,051.46

REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Is there any activity to report?	No

STATEMENT TO NOTEHOLDERS

Has there been a material change in practices with respect to charge-offs, collection and management of delinquent receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

Have there been any material modifications, extensions or waivers to receivables terms, fees, penalties or payments during the collection period?	No

Have there been any material breaches of representations, warranties or covenants contained in the receivables?	No

Has there been an issuance of notes or other securities backed by the receivables?	No

Has there been a material change in the underwriting, origination or acquisition of receivables?	No

SERVICER CERTIFICATION

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul C. Honda
Mr. Paul C. Honda
Vice President-Finance & Administration and Assistant Secretary

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